Quarterly Holdings Report
for
Fidelity® Contrafund® K6
March 31, 2024
CONK6-NPRT1-0524
1.9883977.106
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.6%
Entertainment - 2.4%
Capcom Co. Ltd.	64,966	1,212,802
Liberty Media Corp. Liberty Formula One Class C	860,341	56,438,370
Liberty Media Corp. Liberty Live Class C	50,950	2,232,629
Live Nation Entertainment, Inc. (a)	64,018	6,771,184
Netflix, Inc. (a)	1,019,091	618,924,537
The Walt Disney Co.	465,481	56,956,255
Universal Music Group NV	2,280,052	68,516,367
Warner Bros Discovery, Inc. (a)	343,266	2,996,712
		814,048,856
Interactive Media & Services - 17.2%
Alphabet, Inc.:
Class A (a)	5,086,865	767,760,534
Class C (a)	4,215,941	641,919,177
Bumble, Inc. (a)	248,723	2,823,006
Epic Games, Inc. (a)(b)(c)	14,010	8,406,000
Meta Platforms, Inc. Class A	8,955,277	4,348,503,396
Reddit, Inc.:
Class A (d)	88,728	4,376,065
Class B (j)	176,436	8,701,824
Shutterstock, Inc. (d)	93,273	4,272,836
		5,786,762,838
TOTAL COMMUNICATION SERVICES		6,600,811,694
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	548,674	14,048,829
General Motors Co.	163,568	7,417,809
Hyundai Motor Co. Ltd.	235,000	41,264,114
Rad Power Bikes, Inc. (a)(b)(c)	331,574	155,840
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	389,358	981,182
Tesla, Inc. (a)	10,606	1,864,429
Toyota Motor Corp.	606,678	15,333,768
		81,065,971
Broadline Retail - 5.7%
Amazon.com, Inc. (a)	10,157,175	1,832,151,227
Coupang, Inc. Class A (a)	2,525,207	44,923,433
Dollarama, Inc.	125,736	9,578,604
Kohl's Corp. (d)	393,739	11,477,492
MercadoLibre, Inc. (a)	22,157	33,500,498
Pan Pacific International Holdings Ltd.	139,514	3,691,066
		1,935,322,320
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	85,030	18,755,917
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	1,109,137	182,963,240
Booking Holdings, Inc.	26,511	96,178,727
Cava Group, Inc. (d)	329,472	23,079,514
Chipotle Mexican Grill, Inc. (a)	40,836	118,700,860
Deliveroo PLC Class A (a)(e)	4,257,157	6,356,461
Domino's Pizza, Inc.	13,893	6,903,154
Doordash, Inc. (a)	67,661	9,318,273
Evolution AB (e)	57,025	7,088,702
Flutter Entertainment PLC (a)	29,811	5,941,138
Hilton Worldwide Holdings, Inc.	447,620	95,481,822
Light & Wonder, Inc. Class A (a)	78,525	8,016,617
Marriott International, Inc. Class A	45,445	11,466,228
McDonald's Corp.	61,500	17,339,925
Red Rock Resorts, Inc.	68,554	4,100,900
Restaurant Brands International, Inc.	268,616	21,331,825
Starbucks Corp.	30,176	2,757,785
Yum China Holdings, Inc.	70,106	2,789,518
		619,814,689
Household Durables - 0.5%
D.R. Horton, Inc.	196,167	32,279,280
Garmin Ltd.	41,918	6,240,333
Lennar Corp. Class A	743,069	127,793,007
		166,312,620
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	108,661	13,618,483
Academy Sports & Outdoors, Inc.	437,208	29,529,028
AutoZone, Inc. (a)	1,104	3,479,422
Dick's Sporting Goods, Inc.	295,251	66,390,140
Fanatics, Inc. Class A (a)(b)(c)	332,480	24,593,546
Fast Retailing Co. Ltd.	59,763	18,516,139
Gap, Inc. (d)	800,797	22,061,957
Industria de Diseno Textil SA	69,757	3,512,704
O'Reilly Automotive, Inc. (a)	112,693	127,216,874
Ross Stores, Inc.	125,782	18,459,766
The Home Depot, Inc.	54,891	21,056,188
TJX Companies, Inc.	1,113,749	112,956,424
Williams-Sonoma, Inc. (d)	541,267	171,868,511
		633,259,182
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	23,544	5,257,892
Asics Corp.	73,300	3,440,810
Canva, Inc. Class A (b)(c)	21,800	23,253,188
Crocs, Inc. (a)	24,000	3,451,200
Deckers Outdoor Corp. (a)	22,264	20,956,213
lululemon athletica, Inc. (a)	7,389	2,886,513
NIKE, Inc. Class B	87,206	8,195,620
On Holding AG (a)	1,365,380	48,307,144
Ralph Lauren Corp.	69,069	12,968,395
		128,716,975
TOTAL CONSUMER DISCRETIONARY		3,583,247,674
CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Anheuser-Busch InBev SA NV ADR	45,018	2,736,194
Constellation Brands, Inc. Class A (sub. vtg.)	12,245	3,327,701
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	70,579	9,194,326
Kweichow Moutai Co. Ltd. (A Shares)	11,900	2,801,926
PepsiCo, Inc.	8,833	1,545,863
The Coca-Cola Co.	1,644,367	100,602,373
		120,208,383
Consumer Staples Distribution & Retail - 1.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	438,305	25,015,953
Casey's General Stores, Inc.	78,653	25,047,048
Costco Wholesale Corp.	582,666	426,878,592
Performance Food Group Co. (a)	41,648	3,108,607
Walmart, Inc.	500,015	30,085,903
		510,136,103
Food Products - 0.1%
Bowery Farming, Inc. warrants (a)(b)(c)	20,213	41,437
Mondelez International, Inc.	643,889	45,072,230
		45,113,667
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	23,705	3,654,126
L'Oreal SA	56,282	26,653,560
L'Oreal SA	30,187	14,295,708
Oddity Tech Ltd.	66,287	2,880,170
		47,483,564
TOTAL CONSUMER STAPLES		722,941,717
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	102,565	5,621,588
TechnipFMC PLC	152,463	3,828,346
		9,449,934
Oil, Gas & Consumable Fuels - 2.8%
Cameco Corp.	559,803	24,250,666
Canadian Natural Resources Ltd. (d)	1,242,429	94,777,002
Cheniere Energy, Inc.	111,691	18,013,524
ConocoPhillips Co.	1,099,020	139,883,266
Diamondback Energy, Inc.	103,861	20,582,134
EOG Resources, Inc.	221,496	28,316,049
Exxon Mobil Corp.	2,705,058	314,435,942
Hess Corp.	496,019	75,712,340
Marathon Petroleum Corp.	292,927	59,024,791
Occidental Petroleum Corp.	766,940	49,843,431
Phillips 66 Co.	65,542	10,705,630
PrairieSky Royalty Ltd.	282,599	5,534,939
Reliance Industries Ltd.	164,882	5,876,502
Sable Offshore Corp. (b)	1,076,300	11,796,248
Valero Energy Corp.	435,652	74,361,440
		933,113,904
TOTAL ENERGY		942,563,838
FINANCIALS - 15.2%
Banks - 2.6%
AIB Group PLC	2,134,051	10,830,118
Banco Santander SA (Spain)	3,492,868	17,060,676
Bank of America Corp.	4,349,020	164,914,838
Bank of Ireland Group PLC	691,925	7,061,146
Citigroup, Inc.	678,920	42,934,901
East West Bancorp, Inc.	41,080	3,249,839
First Citizens Bancshares, Inc.	16,168	26,434,680
JPMorgan Chase & Co.	2,029,166	406,441,950
Nu Holdings Ltd. (a)(d)	2,890,785	34,487,065
Royal Bank of Canada	608,418	61,365,079
Starling Bank Ltd. Series D (a)(b)(c)	4,139,223	17,396,987
Wells Fargo & Co.	1,627,417	94,325,089
		886,502,368
Capital Markets - 0.7%
Blackstone, Inc.	88,126	11,577,113
Brookfield Asset Management Ltd.:
Class A	13,682	574,734
Class A	608,934	25,587,407
Brookfield Corp. (Canada) Class A	111,495	4,665,414
CME Group, Inc.	51,403	11,066,552
Coinbase Global, Inc. (a)	111,204	29,482,404
Goldman Sachs Group, Inc.	32,024	13,376,105
KKR & Co. LP	132,370	13,313,775
London Stock Exchange Group PLC	153,683	18,388,801
Moody's Corp.	7,337	2,883,661
Morgan Stanley	512,057	48,215,287
MSCI, Inc.	48,036	26,921,776
Raymond James Financial, Inc.	5,721	734,691
TulCo LLC (a)(b)(c)(f)	1,552	1,181,941
UBS Group AG	1,001,750	30,812,824
		238,782,485
Consumer Finance - 0.5%
American Express Co.	554,592	126,275,052
Capital One Financial Corp.	82,916	12,345,363
Discover Financial Services	86,927	11,395,260
		150,015,675
Financial Services - 9.4%
Berkshire Hathaway, Inc. Class A (a)	3,938	2,498,424,720
Block, Inc. Class A (a)	71,163	6,018,967
MasterCard, Inc. Class A	233,081	112,244,817
PayPal Holdings, Inc. (a)	205,910	13,793,911
Visa, Inc. Class A	1,944,100	542,559,428
		3,173,041,843
Insurance - 2.0%
American International Group, Inc.	1,475,841	115,366,491
Arthur J. Gallagher & Co.	191,493	47,880,910
Chubb Ltd.	374,730	97,103,785
Fairfax Financial Holdings Ltd. (sub. vtg.)	72,630	78,289,515
Intact Financial Corp.	320,394	52,046,433
Marsh & McLennan Companies, Inc.	237,794	48,980,808
Progressive Corp. (d)	797,085	164,853,120
The Travelers Companies, Inc.	282,079	64,917,661
		669,438,723
TOTAL FINANCIALS		5,117,781,094
HEALTH CARE - 11.6%
Biotechnology - 3.3%
Apogee Therapeutics, Inc.	64,138	4,261,970
BioNTech SE ADR (a)	85,314	7,870,217
Celldex Therapeutics, Inc. (a)	190,804	8,008,044
Denali Therapeutics, Inc. (a)	114,620	2,352,002
Galapagos NV sponsored ADR (a)	313,192	10,084,782
Janux Therapeutics, Inc. (a)	75,177	2,830,414
Moderna, Inc. (a)	129,660	13,816,570
Moonlake Immunotherapeutics (a)	131,073	6,583,797
Neurocrine Biosciences, Inc. (a)	22,806	3,145,404
Recursion Pharmaceuticals, Inc. (a)(d)	607,805	6,059,816
Regeneron Pharmaceuticals, Inc. (a)	703,663	677,268,601
Sarepta Therapeutics, Inc. (a)	9,938	1,286,573
Vaxcyte, Inc. (a)	163,002	11,134,667
Vertex Pharmaceuticals, Inc. (a)	889,270	371,723,753
Viking Therapeutics, Inc. (a)	53,497	4,386,754
		1,130,813,364
Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	192,217	16,009,754
Boston Scientific Corp. (a)	1,742,377	119,335,401
DexCom, Inc. (a)	99,480	13,797,876
EssilorLuxottica SA	29,710	6,721,437
Intuitive Surgical, Inc. (a)	437,273	174,511,282
Shockwave Medical, Inc. (a)	8,932	2,908,527
Straumann Holding AG	29,867	4,768,917
Stryker Corp.	167,481	59,936,425
The Cooper Companies, Inc.	98,063	9,949,472
		407,939,091
Health Care Providers & Services - 2.3%
Cencora, Inc.	27,995	6,802,505
Molina Healthcare, Inc. (a)	6,361	2,613,290
UnitedHealth Group, Inc.	1,559,841	771,653,343
		781,069,138
Life Sciences Tools & Services - 0.2%
Danaher Corp.	118,548	29,603,807
IQVIA Holdings, Inc. (a)	18,368	4,645,084
Lonza Group AG	22	13,147
Mettler-Toledo International, Inc. (a)	2,870	3,820,802
Thermo Fisher Scientific, Inc.	16,825	9,778,858
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	203,735	11,335,815
		59,197,513
Pharmaceuticals - 4.6%
Eli Lilly & Co.	1,415,152	1,100,931,650
Intra-Cellular Therapies, Inc. (a)	163,247	11,296,692
Merck & Co., Inc.	2,386,214	314,860,937
Novo Nordisk A/S Series B	294,017	37,714,563
Royalty Pharma PLC	1,690,718	51,347,106
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,486,710	20,977,478
		1,537,128,426
TOTAL HEALTH CARE		3,916,147,532
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	43,776	13,696,635
General Dynamics Corp.	22,405	6,329,188
Howmet Aerospace, Inc.	313,545	21,455,884
Lockheed Martin Corp.	3,987	1,813,567
Northrop Grumman Corp.	128,770	61,637,048
Relativity Space, Inc. warrants (a)(b)(c)	24,482	381,674
Rolls-Royce Holdings PLC (a)	1,363,044	7,333,676
Space Exploration Technologies Corp. Class A (a)(b)(c)	73,000	7,081,000
TransDigm Group, Inc.	63,059	77,663,464
		197,392,136
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	87,466	3,140,904
Building Products - 0.3%
Carrier Global Corp.	284,030	16,510,664
Masco Corp.	19,253	1,518,677
The AZEK Co., Inc. (a)	40,149	2,016,283
Trane Technologies PLC	285,155	85,603,531
		105,649,155
Commercial Services & Supplies - 0.5%
Cintas Corp.	69,232	47,564,461
Clean Harbors, Inc. (a)	166,444	33,506,842
Clean TeQ Water Pty Ltd. (a)(d)	517,435	124,759
GFL Environmental, Inc.	847,753	29,233,725
Republic Services, Inc.	110,726	21,197,385
Veralto Corp.	189,729	16,821,373
Waste Connections, Inc. (United States)	39,446	6,785,106
		155,233,651
Electrical Equipment - 0.9%
Eaton Corp. PLC	534,804	167,222,515
Fuji Electric Co. Ltd.	9,200	617,362
GE Vernova LLC	28,100	3,842,675
Generac Holdings, Inc. (a)	64,943	8,191,910
Hubbell, Inc. Class B	201,771	83,745,054
Nextracker, Inc. Class A (a)	279,951	15,752,843
nVent Electric PLC	239,231	18,038,017
		297,410,376
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd.	588,203	51,861,566
Old Dominion Freight Lines, Inc.	228,368	50,083,386
Uber Technologies, Inc. (a)	464,020	35,724,900
		137,669,852
Industrial Conglomerates - 1.1%
3M Co.	159,451	16,912,968
General Electric Co.	1,927,777	338,382,697
		355,295,665
Machinery - 1.0%
Caterpillar, Inc.	198,021	72,560,835
Deere & Co.	103,172	42,376,867
Fortive Corp.	172,693	14,855,052
Indutrade AB	124,689	3,400,291
Ingersoll Rand, Inc.	129,017	12,250,164
Mitsubishi Heavy Industries Ltd.	374,400	3,393,313
PACCAR, Inc.	1,176,596	145,768,478
Parker Hannifin Corp.	71,022	39,473,317
		334,078,317
Passenger Airlines - 0.2%
Copa Holdings SA Class A	32,707	3,406,761
Ryanair Holdings PLC sponsored ADR	481,568	70,111,485
		73,518,246
Professional Services - 0.2%
Equifax, Inc.	12,145	3,249,030
RELX PLC (London Stock Exchange)	77,386	3,337,306
Thomson Reuters Corp.	172,854	26,900,168
Verisk Analytics, Inc.	193,039	45,505,083
		78,991,587
Trading Companies & Distributors - 0.7%
Fastenal Co.	94,563	7,294,590
Ferguson PLC	47,978	10,479,835
Itochu Corp.	73,069	3,139,015
Mitsui & Co. Ltd.	75,378	3,524,041
United Rentals, Inc.	79,947	57,650,581
W.W. Grainger, Inc.	153,564	156,220,657
		238,308,719
TOTAL INDUSTRIALS		1,976,688,608
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	766,978	222,408,280
Motorola Solutions, Inc.	39,895	14,161,927
		236,570,207
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. Class A	5,475,021	631,543,672
CDW Corp.	117,008	29,928,306
E Ink Holdings, Inc.	439,000	3,113,962
		664,585,940
IT Services - 1.1%
Accenture PLC Class A	612,131	212,170,726
Cloudflare, Inc. (a)	332,359	32,182,322
Gartner, Inc. (a)	38,550	18,375,629
MongoDB, Inc. Class A (a)	51,738	18,555,316
Okta, Inc. (a)	30,713	3,213,194
Shopify, Inc. Class A (a)	937,845	72,352,296
X Holdings Corp. Class A (b)(c)	102,340	2,747,829
		359,597,312
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	1,579,442	285,073,487
Advantest Corp.	239,068	10,620,084
Analog Devices, Inc.	164,083	32,453,977
Applied Materials, Inc.	296,508	61,148,845
Arm Holdings Ltd. ADR	59,017	7,376,535
ASML Holding NV (depository receipt)	32,638	31,674,200
Astera Labs, Inc.	66,044	4,899,804
Broadcom, Inc.	134,648	178,463,806
KLA Corp.	4,818	3,365,710
Lam Research Corp.	15,754	15,306,114
Lattice Semiconductor Corp. (a)	98,086	7,673,268
Monolithic Power Systems, Inc.	97,059	65,749,708
NVIDIA Corp.	2,563,261	2,316,060,109
ON Semiconductor Corp. (a)	224,210	16,490,646
Qualcomm, Inc.	480,262	81,308,357
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	512,152	69,678,280
		3,187,342,930
Software - 9.4%
Adobe, Inc. (a)	116,091	58,579,519
ANSYS, Inc. (a)	9,836	3,414,666
Aurora Innovation, Inc. (a)(d)	2,251,147	6,348,235
Cadence Design Systems, Inc. (a)	562,935	175,230,407
Check Point Software Technologies Ltd. (a)	109,023	17,880,862
Clear Secure, Inc. (d)	605,724	12,883,749
Confluent, Inc. (a)	55,328	1,688,611
CoreWeave, Inc. (b)(c)	23,380	9,123,110
Crowdstrike Holdings, Inc. (a)	107,427	34,440,022
Datadog, Inc. Class A (a)	145,829	18,024,464
Dynatrace, Inc. (a)	82,172	3,816,068
Fair Isaac Corp. (a)	501	626,055
HubSpot, Inc. (a)	20,698	12,968,539
Intuit, Inc.	45,025	29,266,250
JFrog Ltd. (a)	17,462	772,170
Microsoft Corp.	5,261,477	2,213,608,603
Palo Alto Networks, Inc. (a)	189,654	53,886,391
Roper Technologies, Inc.	14,937	8,377,267
Salesforce, Inc.	952,933	287,004,361
Samsara, Inc. (a)	437,083	16,517,367
ServiceNow, Inc. (a)	106,017	80,827,361
Stripe, Inc. Class B (a)(b)(c)	75,100	1,874,496
Synopsys, Inc. (a)	180,010	102,875,715
Tanium, Inc. Class B (a)(b)(c)	449,538	4,000,888
Varonis Systems, Inc. (a)	15,055	710,144
Workday, Inc. Class A (a)	41,680	11,368,220
ZenPayroll, Inc. (a)(b)(c)	50,300	1,777,602
Zoom Video Communications, Inc. Class A (a)	190,101	12,426,902
Zscaler, Inc. (a)	16,972	3,269,316
		3,183,587,360
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	6,051,115	1,037,645,200
Dell Technologies, Inc.	317,891	36,274,542
Samsung Electronics Co. Ltd.	231,640	13,866,959
		1,087,786,701
TOTAL INFORMATION TECHNOLOGY		8,719,470,450
MATERIALS - 2.3%
Chemicals - 0.3%
Linde PLC	49,652	23,054,417
Sherwin-Williams Co.	109,787	38,132,319
Westlake Corp.	184,353	28,169,138
		89,355,874
Construction Materials - 0.2%
CRH PLC	263,024	22,688,450
Martin Marietta Materials, Inc.	23,504	14,430,046
Vulcan Materials Co.	103,274	28,185,540
		65,304,036
Metals & Mining - 1.8%
ATI, Inc. (a)	65,909	3,372,564
B2Gold Corp.	11,356,908	29,764,146
Franco-Nevada Corp.	293,645	34,988,965
Freeport-McMoRan, Inc.	2,263,792	106,443,500
Ivanhoe Electric, Inc. (a)	1,269,105	12,437,229
Ivanhoe Mines Ltd. (a)(d)	13,131,006	156,655,020
Ivanhoe Mines Ltd. (a)(e)	1,332,254	15,894,005
Lundin Gold, Inc.	125,468	1,763,619
Novagold Resources, Inc. (a)	1,573,853	4,705,699
Nucor Corp.	818,379	161,957,204
Orla Mining Ltd. (a)	23,174	87,765
Steel Dynamics, Inc.	627,389	92,997,871
Sunrise Energy Metals Ltd. (a)	663,984	279,082
		621,346,669
TOTAL MATERIALS		776,006,579
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis, Inc.	49,083	6,391,588
UTILITIES - 0.5%
Electric Utilities - 0.4%
Constellation Energy Corp.	717,516	132,632,833
Kansai Electric Power Co., Inc.	229,346	3,272,496
NRG Energy, Inc.	74,316	5,030,450
		140,935,779
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	195,479	13,615,112
TOTAL UTILITIES		154,550,891
TOTAL COMMON STOCKS (Cost $17,616,288,611)		32,516,601,665

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	80,736	18,607,226

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	43,228	20,317
Series C(a)(b)(c)	170,098	134,377
Series D(a)(b)(c)	404,900	465,635
		620,329
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,700	678,618

Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A(b)(c)	3,132	3,340,779
Series A2(b)(c)	568	605,863
		3,946,642
TOTAL CONSUMER DISCRETIONARY		5,245,589

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	8,352	335,500
Series H(a)(b)(c)	11,788	600,245
		935,745
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(b)(c)	37,316	271,287
Series D1(b)(c)	20,213	84,895
		356,182
TOTAL CONSUMER STAPLES		1,291,927

FINANCIALS - 0.0%
Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	57,282	1,464,701
Circle Internet Financial Ltd. Series F (a)(b)(c)	118,667	3,549,330
Tenstorrent Holdings, Inc. Series C1 (b)(c)	63,948	3,870,133
		8,884,164
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	486,500	1,688,155

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	190,800	3,087,144
Series F(a)(b)(c)	11,519	186,377
Somatus, Inc. Series E (a)(b)(c)	2,766	3,059,943
		6,333,464
TOTAL HEALTH CARE		8,021,619

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.4%
Relativity Space, Inc.:
Series D(a)(b)(c)	207,384	3,946,518
Series E(a)(b)(c)	143,887	3,092,132
Series F(b)(c)	244,823	5,249,005
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	11,832	11,477,040
Series J(b)(c)	79,868	77,471,960
Series N(a)(b)(c)	49,490	48,005,300
		149,241,955
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	178,019	6,392,662
Series F(b)(c)	286,824	10,299,850
		16,692,512
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	47,990	5,985,313

TOTAL INDUSTRIALS		171,919,780

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	204,122	593,995
Carbon, Inc.:
Series D(a)(b)(c)	9,678	80,521
Series E(a)(b)(c)	7,351	73,069
Moloco, Inc. Series A (b)(c)	95,881	4,286,840
Nuro, Inc.:
Series C(a)(b)(c)	405,967	1,542,675
Series D(a)(b)(c)	114,603	545,510
Stripe, Inc.:
Series H(a)(b)(c)	29,000	723,840
Series I(b)(c)	321,951	8,035,897
ZenPayroll, Inc.:
Series D(a)(b)(c)	184,203	6,509,734
Series E(a)(b)(c)	28,063	991,746
		23,383,827
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(b)(c)	1,289,012	5,632,982

TOTAL CONVERTIBLE PREFERRED STOCKS		242,987,114
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	175,323	5,243,911

TOTAL PREFERRED STOCKS (Cost $202,191,559)		248,231,025

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c) (Cost $389,358)	389,358	726,931

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	1,006,912,107	1,007,113,489
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	229,595,185	229,618,144
TOTAL MONEY MARKET FUNDS (Cost $1,236,730,640)		1,236,731,633

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $19,055,600,168)	34,002,291,254
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(264,110,863)
NET ASSETS - 100.0%	33,738,180,391

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $378,227,643 or 1.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,339,168 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $8,701,824 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678

ASAPP, Inc. Series C	4/30/21	1,346,613

Beta Technologies, Inc. Series B, 6.00%	4/04/22	4,951,128

Bowery Farming, Inc. Series C1	5/18/21	2,248,263

Bowery Farming, Inc. Series D1	10/25/23	190,978

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	8,846,581

Canva, Inc. Class A	3/18/24	23,253,212

Canva, Inc. Series A	9/22/23	3,340,783

Canva, Inc. Series A2	9/22/23	605,864

Carbon, Inc. Series D	12/15/17	225,990

Carbon, Inc. Series E	3/22/19	205,787

Circle Internet Financial Ltd. Series E	5/11/21	2,845,500

Circle Internet Financial Ltd. Series F	5/09/22	5,000,627

CoreWeave, Inc.	11/29/23	7,244,527

Discord, Inc. Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,844,485

GoBrands, Inc. Series G	3/02/21	2,085,639

GoBrands, Inc. Series H	7/22/21	4,579,527

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094

Lyra Health, Inc. Series E	1/14/21	1,747,079

Lyra Health, Inc. Series F	6/04/21	180,899

Moloco, Inc. Series A	6/26/23	5,752,860

Nuro, Inc. Series C	10/30/20	5,299,737

Nuro, Inc. Series D	10/29/21	2,388,982

Rad Power Bikes, Inc.	1/21/21	1,599,460

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	208,525

Rad Power Bikes, Inc. Series C	1/21/21	820,526

Rad Power Bikes, Inc. Series D	9/17/21	3,880,481

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	389,358

Relativity Space, Inc. Series D	11/20/20	3,095,642

Relativity Space, Inc. Series E	5/27/21	3,285,674

Relativity Space, Inc. Series F	11/14/23	5,549,403

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	10,763,000

Somatus, Inc. Series E	1/31/22	2,413,708

Space Exploration Technologies Corp. Class A	2/16/21	3,065,927

Space Exploration Technologies Corp. Series G	9/07/23	9,583,920

Space Exploration Technologies Corp. Series J	9/07/23	64,693,080

Space Exploration Technologies Corp. Series N	8/04/20	13,362,300

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	8,226,276

Stripe, Inc. Class B	5/18/21	3,013,641

Stripe, Inc. Series H	3/15/21	1,163,625

Stripe, Inc. Series I	3/20/23 - 5/12/23	6,482,206

Tanium, Inc. Class B	9/18/20	5,122,575

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,801,992

TulCo LLC	8/24/17 - 9/07/18	723,879

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	8,269,674

X Holdings Corp. Class A	10/25/22	10,234,000

ZenPayroll, Inc.	10/01/21	1,448,054

ZenPayroll, Inc. Series D	7/16/19	2,452,184

ZenPayroll, Inc. Series E	7/13/21	852,984

Zipline International, Inc.	10/12/21	3,148,776

Zipline International, Inc. Series E	12/21/20	5,808,653

Zipline International, Inc. Series F	4/11/23	11,529,493

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,100,128,067	792,024,068	885,038,646	13,792,491	-	-	1,007,113,489	2.0%
Fidelity Securities Lending Cash Central Fund 5.39%	251,076,876	477,951,933	499,410,665	133,294	-	-	229,618,144	0.7%
Total	1,351,204,943	1,269,976,001	1,384,449,311	13,925,785	-	-	1,236,731,633

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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